Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000030507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Institutional Class
Without Sales Load [Member] | C000030507
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	0.61%	2.11%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%